Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 15,044	$ 14,195	$ 13,477	$ 12,594	$ 12,280	$ 12,081	$ 11,487	$ 11,176	$ 55,310	$ 47,024
Total interest expense	2,544	2,378	2,327	2,204	2,225	2,208	2,145	2,189	9,453	8,767
Net interest income	12,500	11,817	11,150	10,390	10,055	9,873	9,342	8,987	45,857	38,257
Provision for loan losses	500	500	400	250	200	420	400	200	1,650	1,220
Net interest income after provision for loan losses	12,000	11,317	10,750	10,140	9,855	9,453	8,942	8,787	44,207	37,037
Total noninterest income	2,037	2,008	2,021	2,204	2,373	2,173	2,234	4,280	8,270	11,060
Total noninterest expense	7,629	7,554	7,421	7,440	7,303	6,993	6,728	6,607	30,044	27,631
Income before provision for income taxes	6,408	5,771	5,350	4,904	4,925	4,633	4,448	6,460	22,433	20,466
Provision for income taxes	3,908	2,014	1,906	1,712	1,765	1,613	1,624	2,255
Net income	$ 2,500	$ 3,757	$ 3,444	$ 3,192	$ 3,160	$ 3,020	$ 2,824	$ 4,205	$ 12,893	$ 13,209
Net income per common share - Basic (in dollars per share)	$ 0.23	$ 0.36	$ 0.33	$ 0.30	$ 330	$ 320	$ 300	$ 450	$ 1.22	$ 1.40
Net income per common share - Diluted (in dollars per share)	$ 0.23	$ 0.35	$ 0.32	$ 0.30	$ 320	$ 320	$ 300	$ 440	$ 1.20	$ 1.38